UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04632

The European Equity Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

The European Equity Fund, Inc.

Schedule of Investments                                                                              as of March 31, 2016 (Unaudited)

	Shares	Value ($)
Common Stocks 97.7%
Germany 19.7%
Automobiles 2.1%
Daimler AG (Registered)	21,000	1,610,433

Chemicals 3.2%
Evonik Industries AG	29,000	870,327
Wacker Chemie AG	18,000	1,584,650
		2,454,977
Construction & Engineering 2.9%
HOCHTIEF AG	18,000	2,203,635

Diversified Financial Services 1.0%
Deutsche Boerse AG	8,600	734,105

Diversified Telecommunication Services 2.4%
Telefonica Deutschland Holding AG	342,000	1,853,450

Insurance 2.7%
Allianz SE (Registered)	13,000	2,115,360

Pharmaceuticals 2.5%
Merck KGaA	23,000	1,919,322

Software 2.9%
SAP SE	28,000	2,266,128

Total Germany (Cost $15,188,792)		15,157,410

Switzerland 14.6%
Biotechnology 1.9%
Actelion Ltd. (Registered)*	10,000	1,498,280

Building Products 1.0%
Geberit AG (Registered)	2,000	749,244

Capital Markets 2.6%
Partners Group Holding AG	4,900	1,974,612

Chemicals 2.7%
Syngenta AG (Registered)	5,025	2,095,715

Life Sciences Tools & Services 2.1%
Lonza Group AG (Registered)*	9,500	1,611,563

Marine 2.2%
Kuehne + Nagel International AG (Registered)	12,000	1,710,353

Specialty Retail 2.1%
Dufry AG (Registered)*	13,000	1,603,482

Total Switzerland (Cost $10,330,938)		11,243,249

United Kingdom 11.6%
Banks 1.7%
Lloyds Banking Group PLC	1,300,000	1,270,240

Household Products 2.5%
Reckitt Benckiser Group PLC	20,000	1,933,529

Media 2.1%
ITV PLC	470,000	1,628,474

Personal Products 2.9%
Unilever NV (CVA)	50,000	2,241,597

	Shares	Value ($)
Wireless Telecommunication Services 2.4%
Vodafone Group PLC	580,000	1,842,972

Total United Kingdom (Cost $8,887,367)		8,916,812

Netherlands 11.5%
Banks 2.4%
ING Groep NV (CVA)	150,000	1,815,019

Oil, Gas & Consumable Fuels 3.9%
Royal Dutch Shell PLC "B"	124,000	3,028,142

Semiconductors & Semiconductor Equipment 2.4%
ASML Holding NV	18,000	1,829,294

Specialty Retail 2.8%
GrandVision NV 144A	76,000	2,167,095

Total Netherlands (Cost $8,632,374)		8,839,550

France 10.2%
Diversified Telecommunication Services 2.7%
Orange SA	120,000	2,102,895

Health Care Equipment & Supplies 3.1%
Essilor International SA	19,000	2,347,687

Insurance 2.4%
AXA SA	78,000	1,837,011

Media 2.0%
Lagardere SCA	58,000	1,541,600

Total France (Cost $6,623,679)		7,829,193

Sweden 7.8%
Commercial Services & Supplies 3.2%
Securitas AB "B"	147,000	2,436,774

Household Products 2.6%
Svenska Cellulosa AB SCA "B"	65,000	2,032,402

Machinery 2.0%
SKF AB "B"*	85,097	1,537,531

Total Sweden (Cost $5,279,824)		6,006,707

Denmark 6.8%
Chemicals 2.8%
Chr Hansen Holding A/S	32,000	2,149,338

Marine 2.0%
AP Moeller - Maersk A/S "B"*	1,200	1,574,967

Pharmaceuticals 2.0%
Novo Nordisk A/S "B"	28,000	1,519,595

Total Denmark (Cost $5,019,306)		5,243,900

Spain 5.7%
Construction & Engineering 2.8%
Ferrovial SA	100,000	2,149,680

Electric Utilities 2.9%
Red Electrica Corp SA	26,000	2,258,159

Total Spain (Cost $4,028,600)		4,407,839

	Shares	Value ($)
Ireland 5.4%
Airlines 2.5%
Ryanair Holdings PLC*	119,000	1,920,790

Food Products 2.9%
Kerry Group PLC "A"	24,000	2,239,082

Total Ireland (Cost $3,804,850)		4,159,872

Czech Republic 3.5%
Banks 3.5%
Komercni Banka as (Cost $2,646,714)	12,000	2,648,951

Belgium 0.9%
Banks 0.9%
KBC Groep NV* (Cost $750,502)	14,000	722,468

Total Common Stocks 97.7% (Cost $71,192,946)		75,175,951

Cash Equivalents 2.1%
Central Cash Management Fund, 0.37% (Cost $1,587,061) (a)	1,587,061	1,587,061

	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $72,780,007)**	99.8	76,763,012
Other Assets and Liabilities, Net	0.2	121,898
Net Assets	100.0	76,884,910

*	Non-income producing security.
**	The cost for federal income tax purposes was $72,798,167. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $3,964,845. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,744,476 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,779,631.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CVA	:	Certificaten Van Aandelen (Certificate of Stock).

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)
Germany	$ 15,157,410	$ —	$ —	$ 15,157,410
Switzerland	11,243,249	—	—	11,243,249
United Kingdom	8,916,812	—	—	8,916,812
Netherlands	8,839,550	—	—	8,839,550
France	7,829,193	—	—	7,829,193
Sweden	6,006,707	—	—	6,006,707
Denmark	5,243,900	—	—	5,243,900
Spain	4,407,839	—	—	4,407,839
Ireland	4,159,872	—	—	4,159,872
Czech Republic	2,648,951	—	—	2,648,951
Belgium	722,468	—	—	722,468
Short-Term Instruments (b)	1,587,061	—	—	1,587,061

Total	$ 76,763,012	$ —	$ —	$ 76,763,012
There have been no transfers between fair value measurement levels during the period ended March 31, 2016.
___________
(b) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2016